SCHEDULE OF CONDENSED STATEMENTS OF RESULT OF OPERATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Total operating expenses	$ (60,459)	¥ (422,798)	¥ (516,340)	¥ (383,906)
Investment income	11,298	79,008	4,203	4,648
Other income	1,951	13,645	41,672	74,321
Income (loss) before income taxes	15,688	109,706	(146,411)	110,499
Income tax expense	(40)	(277)	(69)
Net income (loss)	$ 15,648	109,429	(146,480)	110,499
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Total operating expenses		(17,730)	(3,230)	(3,613)
Interest income			665
Investment income			1	303
Other income			4,712
Share of gains (losses) from subsidiaries and the VIE		127,159	(148,628)	113,809
Income (loss) before income taxes		109,429	(146,480)	110,499
Income tax expense
Net income (loss)		¥ 109,429	¥ (146,480)	¥ 110,499